NET LOSS PER COMMON SHARE - Anti-dilutive securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Series A-1 redeemable convertible preferred stock
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	1,234,568	1,234,568	1,234,568	1,234,568
Series A-2 redeemable convertible preferred stock
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	2,362,204	2,362,204	2,362,204	2,362,204
Series B-1 redeemable convertible preferred stock
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	2,718,539	2,718,539	2,718,539	2,718,539
Series C-1 redeemable convertible preferred stock
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	3,570,724	3,570,724	3,570,724	3,570,724
Series C-2 redeemable convertible preferred stock
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	2,513,698	2,513,698	2,513,698	2,513,698
Series D redeemable convertible preferred stock
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	5,950,204	5,950,204	5,950,204	5,950,204
Preferred stock warrants
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	295,558	295,558	295,558	295,558
Preferred stock issued upon conversion of convertible promissory notes (1)
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	560,024		560,024
Options to purchase common stock
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	5,538,921	5,124,445	5,546,772	5,085,269
Restricted stock units
NET LOSS PER COMMON SHARE
Common stock equivalents excluded from the calculation of diluted loss per share attributable to common stockholders on their inclusion would have been anti-dilutive	1,394,670	1,414,922	1,394,670	1,446,116